UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21533

Salomon Brothers Inflation Management Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
 Salomon Brothers Asset Management Inc.
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Letter from the Chairman

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. The advance estimate for first quarter 2005 GDP growth was 3.1% . After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

R. Jay Gerken, CFA Chairman and Chief Executive Officer

During the first half of the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 0.98% .

Despite a strong start to the reporting period, the high yield market gave back much of its gains as the reporting period progressed. This reversal of fortune occurred as investors became concerned over the potential for several high profile bond downgrades, including General Motors and Ford Motor Company. Over the six-month period, the Citigroup High Yield Market Indexv returned -0.31% ..

During the six-month period, emerging markets debt, as represented by the JPMorgan Emerging Markets Bond Index Globalvi returned 3.51% . Continued strong country fundamentals and improved market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. Continued strength in commodity prices, including metals, agriculture, and oil, provided positive support for many emerging market countries.

Performance Review

For the six months ended April 30, 2005, the Salomon Brothers Inflation Management Fund Inc. returned 0.52%, based on its New York Stock Exchange (“NYSE”) market price and 2.72% based on its net asset value (“NAV”)vii per share. The Fund’s unmanaged benchmark, the Lehman Brothers Global Real Index: U.S. TIPSviii returned 3.10% and the Lipper General U.S. Government Closed-End Funds Category Average1 was 1.89% for the same period. Please note that Lipper performance returns are based on each Fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.6560 per share (which may include return of capital). The performance table shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of April 30, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 6 funds in the Fund’s Lipper category, and excluding sales charges.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

FUND PERFORMANCE AS OF APRIL 30, 2005
(unaudited)

	30-Day	Six-Month
Price Per Share	SEC Yield	Total Return

$ 19.61 (NAV)	8.82%	2.72%

$ 18.04 (Market Price)	9.60%	0.52%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the income dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of April 30, 2005 and are subject to change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Advisers with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “IMF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XIMFX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

May 9, 2005

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. There is the risk that the value of the Fund’s inflation-protected securities could decrease if nominal interest rates increase at a faster rate than inflation and real interest rates. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. If inflation is lower than expected during the period in which the Fund holds inflation-protected securities, the Fund may earn less on the securities than on conventional bonds. In a deflationary market, the value of the Fund’s inflation-protected securities would decrease. The market for inflation-protected securities may be less developed or less liquid, and more volatile than certain other securities markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-Backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi	JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii	The Lehman Brothers Global Real Index: U.S. TIPS (“LBGR TIPS”) represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Fund at a Glance (unaudited)

Investment Breakdown

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited)
April 30, 2005

Face
Amount		Security	Value

U.S. Government Agency Mortgage Pass-Throughs — 2.4%
$10,271,472		Fannie Mae, Strip, Series 339, Class 30, 5.500% due 7/1/18	$1,487,706
4,175,864		Freddie Mac, Gold, 8.500% due 9/1/24	4,558,766
		Government National Mortgage Association (GNMA):
5,367,757		Series 2003-6, Class PI, 5.500% due 9/20/28 (PAC I/O)	387,536
4,623,334		Series 2003-8, Class JI, 5.500% due 2/16/26 (PAC I/O)	206,366
2,689,265		Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O)	162,837

		Total U.S. Government Agency Mortgage Pass-Throughs
		(Cost — $6,777,162)	6,803,211

U.S. Government Obligations — 73.8%
		United States Treasury Inflation Indexed Notes and Bonds:
83,838,093		3.875% due 1/15/09 (a)	92,677,143
57,080,650		2.000% due 1/15/14 (a)	59,281,394
13,658,208		1.625% due 1/15/15	13,700,357
37,946,409		2.375% due 1/15/25 (a)	41,457,970

		Total U.S. Government Obligations (Cost — $202,304,411)	207,116,864

Face
Amount†

Sovereign Bonds — 9.5%
Argentina — 0.5%
		Republic of Argentina (b)(c)(d):
5,000	DEM	7.875% due 7/29/05‡	1,012
10,000	DEM	11.250% due 4/10/06‡	2,119
10,000	EUR	10.250% due 1/26/07‡	4,197
35,000	EUR	8.000% due 2/26/08‡	10,228
25,000	DEM	9.000% due 11/19/08‡	4,949
15,000	EUR	8.250% due 7/6/10‡	5,971
15,000	DEM	10.250% due 2/6/49‡	3,211
35,000	DEM	7.000% due 3/18/49‡	7,234
25,000	EUR	9.000% due 6/20/49‡	10,036
5,000	EUR	8.500% due 7/1/49‡	1,997
150,000	EUR	8.500% due 7/1/49‡	48,444
5,000	DEM	9.000% due 9/19/49‡	1,004
15,000	DEM	10.500% due 11/14/49‡	2,978
1,200,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (e)‡	694,140
		Medium-Term Notes:
75,000,000	ITL	4.645% due 7/8/05 (e)‡	15,046
175,000	EUR	10.000% due 2/22/07‡	72,807
40,000,000	ITL	7.625% due 8/11/07‡	8,149

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited)
April 30, 2005

Face
Amount†		Security	Value

Argentina — 0.5% (continued)
40,000,000	ITL	8.000% due 10/30/09‡	$8,020
10,000	EUR	8.500% due 7/30/10‡	3,967
20,000	EUR	8.750% due 2/4/49‡	8,272
10,000,000	ITL	7.000% due 3/18/49‡	2,088
10,000	EUR	7.125% due 6/10/49‡	3,983
5,000	EUR	9.250% due 7/20/49‡	1,996
5,000	EUR	8.1250% due 10/4/49‡	1,953
600,000		Par Bond, Series L-GP, 6.000% due 3/31/23‡	349,320

			1,273,121

Brazil — 2.1%
		Federative Republic of Brazil:
1,000,000		12.250% due 3/6/30	1,238,500
800,000		11.000% due 8/17/40	906,400
2,607,060		C Bond, 8.000% due 4/15/14	2,600,536
1,358,841		DCB, Series L, 4.313% due 4/15/12 (e)	1,273,489

			6,018,925

Bulgaria — 0.1%
150,000		Republic of Bulgaria, 8.250% due 1/15/15 (f)	186,562

Chile — 0.1%
400,000		Republic of Chile, 5.500% due 1/15/13	417,302

Colombia — 0.5%
		Republic of Colombia:
225,000		10.750% due 1/15/13	256,050
50,000		8.125% due 5/21/24	46,000
900,000		Medium-Term Notes, 11.750% due 2/25/20	1,098,000

			1,400,050

Ecuador — 0.1%
380,000		Republic of Ecuador, 12.000% due 11/15/12 (f)	361,000

El Salvador — 0.1%
275,000		Republic of El Salvador, 7.750% due 1/24/23 (f)	302,500

Mexico — 2.2%
		United Mexican States:
50,000		11.375% due 9/15/16	72,625
125,000		8.125% due 12/30/19	146,562
		Medium-Term Notes:
75,000		8.300% due 8/15/31	88,219
		Series A:
1,300,000		5.875% due 1/15/14	1,313,975
2,950,000		6.625% due 3/3/15	3,128,475
600,000		8.000% due 9/24/22	698,400
550,000		7.500% due 4/8/33	597,438

			6,045,694

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited) (continued)
April 30, 2005

Face
Amount†	Security	Value

Panama — 0.3%
	Republic of Panama:
475,000	7.250% due 3/15/15	$494,000
130,000	8.875% due 9/30/27	146,250
171,815	PDI, 3.750% due 7/17/16 (e)	160,647

		800,897

Peru — 0.4%
	Republic of Peru:
100,000	9.875% due 2/6/15	118,250
1,039,500	FLIRB, 5.000% due 3/7/17 (e)	974,531

		1,092,781

The Philippines — 0.4%
	Republic of the Philippines:
775,000	9.375% due 1/18/17	824,891
150,000	10.625% due 3/16/25	162,090

		986,981

Russia — 1.4%
	Russian Federation:
975,000	12.750% due 6/24/28 (f)	1,667,250
2,125,000	5.000% due 3/31/30 (e)(f)	2,263,125

		3,930,375

South Africa — 0.2%
	Republic of South Africa:
75,000	9.125% due 5/19/09	86,813
375,000	6.500% due 6/2/14	406,875

		493,688

Turkey — 0.5%
	Republic of Turkey:
450,000	12.375% due 6/15/09	540,000
50,000	11.750% due 6/15/10	60,000
150,000	11.000% due 1/14/13	180,750
500,000	Collective Action Securities, 9.500% due 1/15/14	561,250

		1,342,000

Ukraine — 0.1%
	Republic of Ukraine:
196,009	11.000% due 3/15/07 (f)	210,219
200,000	7.650% due 6/11/13 (f)	215,000

		425,219

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited) (continued)
April 30, 2005

Face
Amount†	Security	Value

Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	$167,125
100,000	7.500% due 3/15/15	91,000

		258,125

Venezuela — 0.4%
	Bolivarian Republic of Venezuela:
350,000	8.500% due 10/8/14	345,975
	Collective Action Securities:
150,000	10.750% due 9/19/13	168,600
650,000	9.375% due 1/13/34	644,150

		1,158,725

	Total Sovereign Bonds (Cost — $25,593,008)	26,493,945

Corporate Bonds — 1.3%
3,100,000	Lehman Brothers Holdings, Inc., Sr. Notes, 3.920% due 9/28/07 (e)	3,086,453
	Petronas Capital Ltd.:
100,000	7.000% due 5/22/12 (f)	112,559
375,000	7.875% due 5/22/22 (f)	461,353

	Total Corporate Bonds (Cost — $3,664,135)	3,660,365

Face
Amount

Asset-Backed Securities — 9.8%
$1,000,000	Ace Securities Corp., Series 2004-OP1, Class M3, 4.270% due 4/25/34 (e)	1,002,467
	Aegis Asset Backed Securities Trust:
332,769	Series 2004-5N, 5.000% due 12/25/34 (f)	332,072
500,000	Series 2004-5, Class M2, 4.240% due 12/25/34 (e)	506,025
395,629	Series 2004-6N, 4.750% due 3/25/35 (f)	395,135
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11,
	Class M5, 4.220% due 11/25/34 (e)	510,661
665,000	Amortizing Residential Collateral Trust, Series 2004-1,
	Class M4, 4.070% due 10/25/34 (e)	677,610
453,170	AQ Finance Net Interest Margin Trust, Series 2004-RN5,
	Class A, 5.193% due 6/25/34 (f)	451,525
	Argent Net Interest Margin Trust:
185,828	Series 2004-WNA, Class A, 4.700% due 7/25/34 (f)	185,237
400,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (f)	400,000
750,000	Asset-Backed Funding Certificates, Series 2004-FF1,
	Class M2, 4.470% due 1/25/34 (e)	762,434

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited) (continued)
April 30, 2005

Face
Amount	Security	Value

Asset-Backed Securities — 9.8% (continued)
$ 996,482	Asset-Backed Funding Corp. Net Interest Margin Trust,
	Series 2004-OPT4, Class N1, 4.450% due 5/26/34 (f)	$991,626
	Bear Stearns Asset-Backed Securities, Net Interest Margin Notes, Class A1:
282,292	Series 2004-FR1N, 5.000% due 5/25/34 (f)	280,814
246,409	Series 2004-HE6N, 5.250% due 8/25/34 (f)	245,515
896,277	Series 2004-HE8N, 5.000%, due 9/25/34 (f)	893,248
	Countrywide Asset-Backed Certificates:
1,651,571	Series 2004-2N, Class N1, 5.000% due 2/25/35 (f)	1,642,177
382,753	Series 2004-5N, Class N1, 5.500%, due 10/25/35 (f)	381,873
1,250,000	Series 2004-BC4, Class M2, 3.870% due 10/25/34 (e)	1,256,029
340,928	Series 2004-11N, Class N, 5.250% due 4/25/36 (f)	339,828
200,000	CS First Boston Mortgage Securities Corp., Series 2001-HE16,
	Class M2, 4.220% due 11/25/31 (e)	201,233
502,656	Finance America Net Interest Margin Trust, Series 2004-1,
	Class A, 5.250% due 6/27/34 (f)	500,450
724,172	First Consumers Master Trust, Series 2001-A,
	Class A, 3.264% due 9/15/08 (e)	720,062
500,000	First Franklin Net Interest Margin Trust, Series 2004-FF10,
	Class N2, 6.000% due 11/25/34 (f)	490,000
	GSAMP:
500,000	Series 2004-OPT, Class M3, 4.170% due 11/25/34 (e)	503,599
442,974	Series 2005-OPTN, 5.000% due 11/25/34 (f)	442,309
307,820	Long Beach Asset Holding Corp., Series 2004-6,
	Class N2, 7.500% due 11/25/34 (f)	298,185
500,000	Long Beach Mortgage Loan Trust, Series 2004-6,
	Class M2, 4.170% due 11/25/34 (e)	502,893
1,500,000	Master Asset Backed Securities Trust, Series 2004-OPT2,
	Class M4, 4.020% due 9/25/34 (e)	1,517,241
429,071	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N,
	Class N1, 5.000% due 9/25/35 (f)	429,205
	Morgan Stanley ABS Capital I:
1,000,000	Series 2004-HE4, Class M2, 4.320% due 5/25/34 (e)	1,000,575
500,000	Series 2004-NC8, Class M4, 4.020% due 9/25/34 (e)	503,694
500,000	Series 2004-OP1, Class M5, 4.070% due 11/25/34 (e)	508,425
500,000	Series 2004-HE9, Class M6, 4.270% due 11/25/34 (e)	506,354
	Novastar Home Equity Loan:
1,000,000	Series 2004-2, Class M5, 4.520% due 9/25/34 (e)	1,019,913
500,000	Series 2004-4, Class M4, 4.120% due 3/25/34 (e)	502,292
365,560	Novastar Net Interest Margin Trust, Series 2004-N2,
	4.458% due 6/26/34 (f)	363,730
500,000	Park Place Securities Inc., Series 2004-WWF1,
	Class M4, 4.120% due 1/25/35 (e)	512,402
1,000,000	Park Place Securities Net Interest Margin Trust, Series 2004-WWF1,
	Class B, 6.290% due 1/25/35 (f)	1,000,312

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited) (continued)
April 30, 2005

Face
Amount	Security	Value

Asset-Backed Securities — 9.8% (continued)
$ 500,000	Residential Asset Securities Corp., Series 2004-KS10,
	Class M2, 4.170% due 11/25/34 (e)	$502,582
	Sail Net Interest Margin Notes:
	Class A:
604,241	Series 2004-2A, 5.500% due 3/27/34 (f)	606,546
463,409	Series 2004-5A, 4.500% due 6/27/34 (f)	462,529
267,321	Series 2004-8A, 5.000% due 9/27/34 (f)	266,236
359,237	Series 2004-BN2A, 5.000% due 12/27/34 (f)	359,470
273,573	Class A2, Series 2004-11A, 4.750% due 1/27/35 (f)	273,589
	Class B:
342,458	Series 2004-10A, 7.000% due 11/27/34 (f)	333,896
442,511	Series 2004-AA, 7.500% due 10/27/34 (f)	428,484
267,671	Series 2004-BN2A, 7.000% due 12/27/34 (f)	256,964
	Sharp SP I LLC Net Interest Margin Trust:
324,817	Series 2004-HS1N, 5.920% due 2/25/34 (f)	318,509
561,607	Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (f)	562,009
234,804	Series 2005-HE1N, Class NA, 5.190% due 2/25/35 (f)	234,885

	Total Asset-Backed Securities (Cost — $27,253,488)	27,382,849

Collateralized Mortgage Obligations — 1.0%
500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A,
	Class D, 3.954% due 6/16/14 (e)(f)	500,549
339,650	Homestar Net Interest Margin Trust, Series 2004-6,
	Class A1, 5.500% due 1/25/35 (f)	340,553
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 4.560% due 9/28/32 (e)(f)	990,262
	Structured Asset Securities Corp., Class M1:
235,252	Series 1998-2, 4.120% due 2/25/28 (e)	235,492
647,284	Series 1998-3, 4.020% due 3/25/28 (e)	648,061

	Total Collateralized Mortgage Obligations (Cost — $2,675,643)	2,714,917

Loan Participation (e)(g) — 0.0%
95,556	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09
	(JPMorgan Chase & Co.) (Cost — $94,468)	94,361

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Schedule of Investments (unaudited) (continued)
April 30, 2005

Face
Amount	Security	Value

Repurchase Agreement — 2.2%
$6,235,000	Interest in $1,326,764,000 joint tri-party repurchase agreement.
	dated 4/29/05 with Bank of America Corp., 2.960% due 5/2/05;
	Proceeds at maturity — $6,236,538; (Fully collateralized by various
	U.S. government agency obligations, 0.000% to 3.350%
	due 7/27/05 to 11/9/07; Market value — $6,359,702)
	(Cost — $6,235,000)	$6,235,000

	Total Investments — 100.0% (Cost — $274,597,315*)	$280,501,512

†	Face amount denominated in U.S. dollars unless otherwise indicated.
‡	On June 6, 2005, bonds were exchanged for Republic of Argentina Discount Bonds, 5.830% due 12/31/33 denominated in Argentine Peso.
(a)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(b)	Security is currently in default.
(c)	Non-income producing security.
(d)	All Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina.
(e)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Participation interests were acquired through the financial institutions indicated parenthetically.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond	— Capitalization Bond
DCB	— Debt Conversion Bond
DEM	— German Mark
EUR	— Euro
FLIRB	— Front Loaded Interest Reduction Bond
ITL	— Italian Lira
PAC I/O	— Planned Amortization Class — Interest Only
PDI	— Past Due Interest

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Statement of Assets and Liabilities (unaudited)
April 30, 2005
ASSETS:
Investments, at value (Cost — $274,597,315)	$280,501,512
Interest receivable	2,158,864
Receivable for securities sold	50,678
Cash	94
Prepaid expenses	17,259

Total Assets	282,728,407

LIABILITIES:
Payable for open reverse repurchase agreements (Notes 1 and 3)	93,280,500
Interest payable (Note 3)	194,490
Management fee payable	138,292
Payable for securities purchased	132,270
Offering cost payable	17,715
Directors’ fee payable	6,369
Accrued expenses	95,967

Total Liabilities	93,865,603

Total Net Assets	$188,862,804

NET ASSETS:
Common Stock ($0.001 par value, 100,000,000 shares authorized; 9,632,505 shares outstanding)	$9,633
Capital paid in excess of par value	183,589,137
Overdistributed net investment income	(2,183,343)
Accumulated net realized gain from investment transactions and foreign currencies	1,543,180
Net unrealized appreciation of investments	5,904,197

Total Net Assets	$188,862,804

Net Asset Value, per share ($188,862,804 ÷ 9,632,505 shares outstanding)	$19.61

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2005

INCOME:
Interest	$5,773,220

EXPENSES:
Interest expense (Notes 1 and 3)	990,140
Management fee (Note 2)	803,690
Legal fees	35,302
Audit and tax fees	28,359
Shareholder communications	27,727
Directors’ fees	24,726
Custody	18,019
Transfer agency services	9,688
Stock exchange listing fees	4,086
Other	6,168

Total Expenses	1,947,905

Net Investment Income	3,825,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 1 and 3):
Realized Gain (Loss) From:
Investment transactions	1,717,409
Foreign currencies	(1,289)

Net Realized Gain	1,716,120
Net Change in Unrealized Appreciation/Depreciation of Investments	(475,004)

Net Gain on Investments and Foreign Currencies	1,241,116

Increase in Net Assets From Operations	$5,066,431

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2005 (unaudited)
and the Period Ended October 31, 2004†

	2005	2004 †

OPERATIONS:
Net investment income	$3,825,315	$2,769,208
Net realized gain (loss)	1,716,120	(105,736)
Net change in unrealized appreciation/depreciation	(475,004)	6,379,201

Increase in Net Assets From Operations	5,066,431	9,042,673

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(6,318,923)	(2,526,147)

Decrease in Net Assets From Distributions to Shareholders	(6,318,923)	(2,526,147)

FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares (9,600,000 shares issued,
net of $384,000 offering costs)	—	182,976,000
Net proceeds from shares issued on reinvestment of distributions
(27,258 shares issued)	—	522,770

Increase in Net Assets From Fund Share Transactions	—	183,498,770

Increase (Decrease) in Net Assets	(1,252,492)	190,015,296

NET ASSETS:
Beginning of period	190,115,296	100,000

End of period*	$188,862,804	$190,115,296

* Includes undistributed (overdistributed) net investment income of:	$(2,183,343)	$310,265

†   For the period May 25, 2004 (commencement of operations) to October 31, 2004.

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Statement of Cash Flows (unaudited)
For the Six Months Ended April 30, 2005

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received	$4,838,909
Operating expenses paid	(995,667)
Net purchase of short-term investments	(4,295,000)
Realized loss on foreign currency transactions	(1,289)
Purchases of long-term investments	(116,896,154)
Proceeds from disposition of long-term investments	51,348,397
Interest paid	(803,400)

Net Cash Used By Operating Activities	(66,804,204)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(6,318,923)
Offering costs paid	(173,130)
Proceeds from reverse repurchase agreements	74,141,357
Cash paid to bank for overdraft	(845,006)

Net Cash Flows Provided By Financing Activities	66,804,298

NET INCREASE IN CASH	94
Cash, Beginning of period	—

Cash, End of period	$94

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH
FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$5,066,431

Accretion of discount on investments	(124,833)
Amortization of premium on investments	1,265,919
Increase in investments, at value	(70,910,438)
Increase in prepaid expenses	(17,259)
Increase in interest receivable	(440,002)
Decrease in receivable for securities sold	57,889
Decrease in payable for securities purchased	(1,868,008)
Increase in interest payable	186,740
Decrease in accrued expenses	(20,643)

Total Adjustments	(71,870,635)

Net Cash Flows Used By Operating Activities	$(66,804,204)

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Financial Highlights

Data for a share of common stock outstanding throughout each year or period ended October 31, unless otherwise noted:

	2005(1)(2)		2004(2)(3)

Net Asset Value, Beginning of Period	$19.74		$19.06	*

Income (Loss) From Operations:
Net investment income	0.40		0.29
Net realized and unrealized gain	0.13		0.65

Total Income From Operations	0.53		0.94

Less Distributions From:
Net investment income	(0.66)		(0.26)

Total Distributions	(0.66)		(0.26)

Increase in Net Asset Value Due to Shares Issued
on Reinvestment of Dividends	—		(0.00	)#

Net Asset Value, End of Period	$19.61		$19.74

Market Value, End of Period	$18.04		$18.60

Total Return, Based on Market Price(4)	0.52	%‡	(5.70	)%‡
Total Return, Based on Net Asset Value	2.72	%‡	4.97	%‡
Ratios to Average Net Assets:
Total expenses, including interest expense	2 08	%†	0.89	%†
Total expenses, excluding interest expense (operating expenses)	1.02	%†	0.87	%†
Net investment income	4.09	%†	3.44	%†
Supplemental Data:
Net Assets, End of Period (000s)	$188,863		$190,115
Portfolio Turnover Rate	19%		23%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period May 25, 2004 (commencement of operations) to October 31, 2004.
(4)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
*	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
#	Amount represents less than $0.01 per share.
†	Annualized.

See Notes to Financial Statements.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited)
Note 1. Organization and Significant Accounting Policies

Salomon Brothers Inflation Management Fund Inc. (“Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principle (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameter used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)

(d) FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) LOAN PARTICIPATIONS. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) CREDIT AND MARKET RISK WITH EMERGING DEBT. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

S A L O M O N         B R O T H E R S         I N F L A T I O N         M A N A G E M E N T         F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)

(h) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) FOREIGN CURRENCY TRANSLATION. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(l) RECLASSIFICATIONS. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

S A L O M O N         B R O T H E R S        I N F L A T I O N        M A N A G E M E N T         F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)
Note 2. Management and Advisory Fees and Other Transactions with Affiliates

The Fund entered into an investment advisory and administration agreement with Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). SBAM provides all management, advisory and administration services for the Fund.

The Fund currently pays SBAM a monthly fee at an annual rate of 0.60% of the Fund’s average daily net assets plus any borrowings for its services.

At April 30, 2005, Citigroup Financial Products Inc., another indirectly, wholly-owned subsidiary of Citigroup, held 5,513.219 shares of the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of SBAM and do not receive compensation from the Fund.

Note 3. Portfolio Activity

For the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$115,028,146

Sales	$51,255,922

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,388,894
Gross unrealized depreciation	(1,484,697)

Net unrealized appreciation	$5,904,197

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)

Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2005 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding

$82,390,537	2.39%	$94,942,250

Interest rates on reverse repurchase agreements ranged from 1.75% to 2.78% during the six months ended April 30, 2005. Interest expense paid on reverse repurchase agreements totaled $803,400.

At April 30, 2005, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$45,325,000	Reverse Repurchase Agreement with Greenwich Capital Markets
	Inc., dated 4/4/05 bearing 2.780% to be repuchased at
	$46,602,535 on 4/4/06, collateralized by: $35,000,000
	United States Treasury Inflation Indexed Notes and Bonds,
	3.875% due 1/15/09; Market value (including accrued
	interest) — $39,087,184	$45,325,000
25,955,500	Reverse Repurchase Agreement with Greenwich Capital Markets
	Inc., dated 4/4/05 bearing 2.780% to be repuchased at
	$26,687,085 on 4/4/06, collateralized by: $24,400,000
	United States Treasury Inflation Indexed Notes and Bonds,

	2.000% due 1/15/14; Market value (including accrued
	interest) — $25,483,637	25,955,500
22,000,000	Reverse Repurchase Agreement with Greenwich Capital Markets
	Inc., dated 4/4/05 bearing 2.780% to be repuchased at
	$22,620,094 on 4/4/06, collateralized by: $20,000,000
	United States Treasury Inflation Indexed Notes and Bonds,
	2.375% due 1/15/25; Market value (including accrued
	interest) — $21,989,888	22,000,000

	Total Reverse Repurchase Agreements
	(Cost — $93,280,500)	$93,280,500

At April 30, 2005, the Fund held one loan participation with a total cost of $94,468 and a total market value of $94,361.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)
Note 4. Dividends Subsequent to April 30, 2005

On February 4, 2005, the Board of Directors (“Board”) of the Fund declared a dividend from net investment income in the amount of $0.0875 per share payable on May 27, 2005 to shareholders of record on May 17, 2005.

In addition, on May 4, 2005, the Fund’s Board declared three dividends, each in the amount of $0.0875 per share, payable on June 24, 2005, July 29, 2005 and August 26, 2005 to shareholders of record on June 14, 2005, July 12, 2005 and August 16, 2005, respectively.

Note 5. Capital Loss Carryforward

On October 31, 2004, the Fund had a net capital loss carryforward of approximately $172,688 which expires on October 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

Note 6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending October 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

Note 7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)

transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the CAM-managed funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by the board of a CAM-managed fund, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the CAM-managed funds.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Notes to Financial Statements (unaudited) (continued)
Note 8. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all if its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Additional Shareholder Information (unaudited)
Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Inflation Management Fund Inc. was held on February 28, 2005, for the purposes of considering and voting upon the election of the entire Board of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of Directors
Nominees	Votes For	Votes Withheld

Carol L. Colman	9,087,180	65,863
Daniel P. Cronin	9,087,493	65,550
William R. Hutchinson	9,067,408	67,485
Leslie H. Gelb	9,085,558	67,485
R. Jay Gerken	9,087,029	66,014
Dr. Riordan Roett	9,088,493	64,550
Jeswald W. Salacuse	9,088,029	65,014

S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by American Stock Transfer, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent.

If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer, as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038 or by calling the Plan Agent at 1-888-888-0151 or by accessing the Plan Agent’s website at www.amstock.com. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s

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Dividend Reinvestment Plan (unaudited) (continued)

investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets. Investors will be subject to income tax on amounts reinvested under the plan.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-888-888-0151.

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Additional Shareholder Information (unaudited)

This report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

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S A L O M O N         B R O T H E R S        I N F L A T I O N         M A N A G E M E N T        F U N D         I N C .

Directors

CAROL  L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN , CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN , CFA
        Chairman and Chief Executive Officer

ANDREW B. SHOUP
        Senior Vice President
        and Chief Administrative Officer

JAMES E. CRAIGE , CFA
        Executive Vice President

ROGER LAVAN
        Executive Vice President

BETH SEMMEL
        Executive Vice President

DAVID TORCHIA
        Executive Vice President

FRANCES M. GUGGINO
        Chief Financial Officer
        and Treasurer

ANDREW BEAGLEY
        Chief Compliance Officer

WENDY S. SETNICKA
        Controller

ROBERT I. FRENKEL
        Secretary and Chief Legal Officer

Salomon Brothers Inflation
Management Fund Inc.

        125 Broad Street
        10th Floor, MF-2
        New York, New York 10004
        Telephone 1-888-777-0102

INVESTMENT MANAGER AND ADMINISTRATOR
        Salomon Brothers Asset Management Inc
        399 Park Avenue
        New York, New York 10022

CUSTODIAN
        State Street Bank and Trust Company
        225 Franklin Street
        Boston, Massachusetts 02110

TRANSFER AGENT
        American Stock Transfer & Trust Company
        59 Maiden Lane
        New York, New York 10038

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
        PricewaterhouseCoopers LLP
        300 Madison Avenue
        New York, New York 10017

LEGAL COUNSEL
        Simpson Thacher & Bartlett LLP
        425 Lexington Avenue
        New York, New York 10017

NE W YORK STOCK EXCHANGE SYMBOL
        IMF

Salomon Brothers
Inflation Management
Fund Inc.
Semi-Annual Report

American Stock Transfer Trust & Company
59 Maiden Lane
New York, New York 10038

IMF SEMI 04/05
05-8648

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the
Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc.
(“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a
recommendation with regard to proxy votes. However, such

recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated
position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated
position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the
Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of
interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an
obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the
Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The
Manager also maintains and considers a list of significant
relationships that could present a conflict of interest for the
Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant,
publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between
Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 9.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Inflation Management Fund Inc.

Date: July 8, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Inflation Management Fund Inc.

Date: July 8, 2005

By:	/s/ Frances M Guggino
(Frances M Guggino)
Chief Financial Officer of
Salomon Brothers Inflation Management Fund Inc.

Date: July 8, 2005